UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Semiannual Report
to Shareholders
DWS GNMA Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
8	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
24	Notes to Financial Statements
37	Other Information
38	Information About Your Fund’s Expenses
40	Liquidity Risk Management
42	Advisory Agreement Board Considerations and Fee Evaluation
46	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Mortgage-backed securities represent interests in “pools”  of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline and volatility of the Fund may increase. When market interest rates decline, the value of mortgage-backed securities may increase, but could expose the Fund to a lower rate of return on investment. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS GNMA Fund

Performance SummaryMarch 31, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	5.82%	0.67%	–0.75%	0.44%
Adjusted for the Maximum Sales Charge (max 2.75% load)	2.91%	–2.10%	–1.30%	0.16%
Bloomberg GNMA Index†	6.17%	1.65%	–0.28%	1.05%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	5.40%	–0.11%	–1.53%	–0.33%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.40%	–0.11%	–1.53%	–0.33%
Bloomberg GNMA Index†	6.17%	1.65%	–0.28%	1.05%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	6.09%	1.10%	–0.42%	0.40%
Bloomberg GNMA Index†	6.17%	1.65%	–0.28%	0.66%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	5.93%	0.89%	–0.53%	0.68%
Bloomberg GNMA Index†	6.17%	1.65%	–0.28%	1.05%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	5.96%	1.02%	–0.50%	0.71%
Bloomberg GNMA Index†	6.17%	1.65%	–0.28%	1.05%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 0.83%, 1.60%, 0.49%, 0.61% and 0.57% for Class A,

DWS GNMA Fund	|	3

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on February 2, 2015.
†	The Bloomberg GNMA Index is an unmanaged market value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.
‡	Total returns shown for periods less than one year are not annualized.

4	|	DWS GNMA Fund

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/24	$11.61	$11.62	$11.63	$11.63	$11.62
9/30/23	$11.18	$11.19	$11.19	$11.20	$11.19
Distribution Information as of 3/31/24
Income Dividends, Six Months	$.21	$.17	$.23	$.23	$.23
March Income Dividend	$.0358	$.0282	$.0392	$.0380	$.0385
SEC 30-day Yield‡	3.29%	2.63%	3.76%	3.63%	3.68%
Current Annualized Distribution Rate‡	3.70%	2.91%	4.04%	3.92%	3.98%

‡
The SEC yield is net investment income per share earned over the month ended
March 31, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yield would have been 3.66% for Institutional Class shares, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.96% for
Institutional Class shares, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS GNMA Fund	|	5

Portfolio Management Team
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
—Portfolio Manager/Structured Finance Sector Head: New York.
—BS in Computer Science, Rutgers College.
Hyun Lee, CFA, Lead Portfolio Manager Real Estate.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2022 with 21 years of industry experience. Prior to his current role, he served as Portfolio Manager at Lord Abbett, managing residential MBS, US inflation and rates products.
—Lead Portfolio Manager Fixed Income: New York.
—BA and MA in Economics, University of Chicago.
Bob Mogalapu, CFA, Portfolio Manager.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2022 with seven years of industry experience. Previously worked at Cherryhill Mortgage Investments in the mortgage-backed securities portfolio department. Also previously worked at Hilltop Securities and Nomura Securities, in the mortgage orientation and market risk divisions, respectively.
—Portfolio Manager: New York.
—MS in Engineering, The Ohio State University; BTech in Engineering, Indian Institute of Technology.

6	|	DWS GNMA Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	3/31/24	9/30/23
Government National Mortgage Association	87%	92%
U.S. Government Agency Sponsored Pass-Throughs	13%	13%
Assets-Backed	8%	9%
Collateralized Mortgage Obligations — Other	5%	3%
Collateralized Mortgage Obligations — Government National Mortgage Association	3%	5%
Government & Agency Obligations	1%	2%
Commercial Mortgage-Backed Securities	1%	1%
Cash Equivalents and Other Assets and Liabilities, Net	-18%	-25%
	100%	100%

Coupons	3/31/24	9/30/23
Less than 2.5%	18%	17%
2.5%-3.49%	35%	34%
3.5%-4.49%	17%	17%
4.5%-5.49%	11%	10%
5.5%-6.49%	19%	18%
6.5%-7.49%	0%	4%
7.5%-8.49%	0%	0%
	100%	100%

Interest Rate Sensitivity	3/31/24	9/30/23
Effective Maturity	8.4 years	10.4 years
Effective Duration	5.7 years	6.7 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 46 for contact information.

DWS GNMA Fund	|	7

Investment Portfolioas of March 31, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Government National Mortgage Association 87.4%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 4/1/2054 (a)	164,301,832	134,658,302
2.5%, with various maturities from 8/20/2050 until 4/1/2054 (a)	182,890,474	155,970,177
3.0%, with various maturities from 9/15/2042 until 5/20/2052	128,256,480	113,479,325
3.5%, with various maturities from 11/20/2041 until 4/1/2054 (a)	93,380,810	86,421,875
4.0%, with various maturities from 8/20/2040 until 4/1/2054 (a)	61,655,110	57,936,043
4.25%, 9/15/2041	105,770	103,331
4.49%, with various maturities from 6/15/2041 until 7/15/2041	281,478	278,177
4.5%, with various maturities from 8/15/2039 until 4/1/2054 (a)	49,319,243	47,561,329
4.55%, 1/15/2041	469,360	465,045
4.625%, 5/15/2041	191,301	189,991
5.0%, with various maturities from 3/20/2029 until 4/1/2054 (a)	39,976,738	39,552,874
6.0%, with various maturities from 2/20/2054 until 4/1/2054 (a)	36,981,708	37,307,595
6.5%, with various maturities from 6/20/2032 until 3/20/2039	3,603,579	3,828,622
7.5%, with various maturities from 12/20/2024 until 8/20/2032	32,054	33,938
Total Government National Mortgage Association (Cost $726,117,892)		677,786,624
Asset-Backed 7.6%
Automobile Receivables 3.4%
AmeriCredit Automobile Receivables Trust, “A2B” , Series 2023-1, 30-day average SOFR + 0.73%, 6.049% (b), 10/19/2026	4,345,605	4,352,775
Carvana Auto Receivables Trust, “A1” , Series 2021-N4, 0.83%, 9/11/2028	1,350,611	1,343,959
The accompanying notes are an integral part of the financial statements.

8	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust, “B” , Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	18,973,138
World Omni Select Auto Trust, “A2B” , Series 2023-A, 30-day average SOFR + 0.43%, 5.749% (b), 7/15/2026	1,476,634	1,477,308
		26,147,180
Credit Card Receivables 3.9%
Citibank Credit Card Issuance Trust, “A6” , Series 2017-A6, 30-day average SOFR + 0.884%, 6.21% (b), 5/14/2029	30,000,000	30,263,574
Miscellaneous 0.3%
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	2,392,266	2,323,002
Total Asset-Backed (Cost $58,233,773)		58,733,756
Commercial Mortgage-Backed Securities 0.6%
FHLMC Multifamily Structured Pass-Through Certificates, “A2” , Series K-150, 3.71%, 9/25/2032 (Cost $4,522,550)	5,000,000	4,663,844
Collateralized Mortgage Obligations 7.9%
Chase Home Lending Mortgage Trust, “A11” , Series 2019-ATR1, 144A, 30-day average SOFR + 1.064%, 6.394% (b), 4/25/2049	605,941	587,821
CIM Trust, “A4” , Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,345,290	1,229,381
Federal Home Loan Mortgage Corp.:
“JI” , Series 5058, Interest Only, 2.0%, 1/25/2051	4,260,453	460,706
“CZ” , Series 4113, 3.0%, 9/15/2042	1,399,632	1,095,012
“IJ” , Series 4472, Interest Only, 6.0%, 11/15/2043	4,042,234	760,272
Federal National Mortgage Association:
“AY” , Series 2013-6, 2.0%, 2/25/2043	1,244,000	852,215
“IA” , Series 2021-21, Interest Only, 2.0%, 7/25/2047	29,694,479	2,385,624
“I” , Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,503,947	509,961
“LZ” , Series 2013-6, 3.5%, 2/25/2043	1,082,913	860,475
“UI” , Series 2010-126, Interest Only, 5.5%, 10/25/2040	3,501,107	430,796
“IO2” , Series 2007-W8, Interest Only, 6.0%, 9/25/2037	91,460	13,384
“ZA” , Series 2023-28, 6.0%, 7/25/2053	14,032,686	13,745,121
“HI” , Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,675,090	375,323
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	9

	Principal Amount ($)	Value ($)
GCAT Trust, “A7” , Series 2023-INV1, 144A, 6.0%, 8/25/2053	7,358,971	7,344,429
Government National Mortgage Association:
“S” , Series 2013-134, Interest Only, 5.486% minus 30-day average SOFR, 0.157% (b), 9/20/2043	6,785,740	411,973
“SB” , Series 2023-57, Interest Only, 6.15% minus 30-day average SOFR, 0.831% (b), 4/20/2053	40,253,506	1,947,539
“SG” , Series 2017-60, Interest Only, 6.356% minus 30-day average SOFR, 1.027% (b), 2/20/2038	7,261,837	580,535
“SD” , Series 2017-60, Interest Only, 6.406% minus 30-day average SOFR, 1.077% (b), 2/20/2038	4,326,698	396,110
“QE” , Series 2021-159, 2.0%, 9/20/2051	9,081,675	7,473,353
“QB” , Series 2017-180, 2.5%, 12/20/2047	1,174,000	983,901
“IA” , Series 2022-155, Interest Only, 2.5%, 10/20/2050	10,156,732	1,444,632
“EI” , Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,282,155	619,704
“CI” , Series 2015-74, Interest Only, 3.0%, 10/16/2039	1,722,498	58,490
“JZ” , Series 2017-110, 3.0%, 7/20/2047	4,273,843	3,420,242
“XZ” , Series 2020-122, 3.0%, 8/20/2050	350,703	196,105
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	281,695	7,107
“JI” , Series 2013-10, Interest Only, 3.5%, 1/20/2043	6,302,198	1,049,550
“ZG” , Series 2015-99, 3.5%, 7/20/2045	825,462	750,306
“ZC” , Series 2003-86, 4.5%, 10/20/2033	236,215	232,440
“IP” , Series 2014-108, Interest Only, 4.5%, 12/20/2042	1,122,823	45,345
“UZ” , Series 2010-37, 5.0%, 3/20/2040	1,247,473	1,246,335
“Z” , Series 2006-12, 5.5%, 3/20/2036	174,535	177,706
“DZ” , Series 2009-106, 5.5%, 11/20/2039	318,386	327,869
“IA” , Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,450,095	423,096
“NZ” , Series 2023-81, 5.5%, 6/20/2053	1,410,247	1,423,298
“CI” , Series 2009-42, Interest Only, 6.0%, 8/16/2035	182,662	37,712
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	236,129	55,315
JPMorgan Mortgage Trust:
“A6” , Series 2021-6, 144A, 2.5%, 10/25/2051	2,224,405	2,015,339
“A11” , Series 2021-1, 144A, 30-day average SOFR + 0.65%, 5.972% (b), 6/25/2051	3,473,555	3,201,018
“A11” , Series 2020-2, 144A, 30-day average SOFR + 0.914%, 6.0% (b), 7/25/2050	794,863	768,066
“A11” , Series 2019-9, 144A, 30-day average SOFR + 1.014%, 6.344% (b), 5/25/2050	1,478,646	1,403,417
Total Collateralized Mortgage Obligations (Cost $66,277,683)		61,347,023
The accompanying notes are an integral part of the financial statements.

10	|	DWS GNMA Fund

	Principal Amount ($)	Value ($)
U.S. Government Agency Sponsored Pass-Throughs 13.1%
Federal Home Loan Mortgage Corp.:
3.0%, 12/1/2051	12,342,265	10,782,675
5.0%, 9/1/2052	6,300,170	6,167,577
5.5%, 4/1/2053	6,605,486	6,597,349
Federal National Mortgage Association:
2.0%, 12/1/2051	10,549,907	8,444,476
2.5%, 11/1/2051	7,680,245	6,421,000
5.0%, 7/1/2044	1,035,427	1,037,731
5.5%, 4/1/2054 (a)	62,000,000	61,681,444
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $104,226,814)		101,132,252
Government & Agency Obligations 1.4%
U.S. Treasury Obligations
U.S. Treasury Notes:
2.0%, 4/30/2024 (c) (d)	5,000,000	4,986,507
2.125%, 9/30/2024	6,194,600	6,100,411
Total Government & Agency Obligations (Cost 11,086,507)		11,086,918

	Shares	Value ($)
Cash Equivalents 21.8%
DWS Central Cash Management Government Fund, 5.36% (e) (Cost $169,365,477)	169,365,477	169,365,477

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,139,830,696)	139.8	1,084,115,894
Other Assets and Liabilities, Net	(39.8)	(308,619,485)
Net Assets	100.0	775,496,409
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	11

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Cash Equivalents 21.8%
DWS Central Cash Management Government Fund, 5.36% (e)
163,589,399	113,395,290	107,619,212	—	—	4,676,185	—	169,365,477	169,365,477

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At March 31, 2024, this security has been pledged, in whole or in part, to cover collateral requirements for open forward commitments.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
The accompanying notes are an integral part of the financial statements.

12	|	DWS GNMA Fund

At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/28/2024	88	18,056,030	17,994,625	(61,405)
5 Year U.S. Treasury Note	USD	6/28/2024	144	15,379,106	15,410,250	31,144
Total net unrealized depreciation						(30,261)
At March 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2024	310	34,226,678	34,347,031	(120,353)
U.S. Treasury Long Bond	USD	6/18/2024	120	14,289,052	14,452,500	(163,448)
Ultra Long U.S. Treasury Bond	USD	6/18/2024	47	6,002,284	6,063,000	(60,716)
Total unrealized depreciation						(344,517)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	13

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$677,786,624	$—	$677,786,624
Asset-Backed (a)	—	58,733,756	—	58,733,756
Commercial Mortgage-Backed Securities	—	4,663,844	—	4,663,844
Collateralized Mortgage Obligations	—	61,347,023	—	61,347,023
U.S. Government Agency Sponsored Pass-Throughs	—	101,132,252	—	101,132,252
Government & Agency Obligations	—	11,086,918	—	11,086,918
Short-Term Investments	169,365,477	—	—	169,365,477
Derivatives (b)
Futures Contracts	31,144	—	—	31,144
Total	$169,396,621	$914,750,417	$—	$1,084,147,038

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(405,922)	$—	$—	$(405,922)
Total	$(405,922)	$—	$—	$(405,922)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

14	|	DWS GNMA Fund

Statement of Assets and Liabilities
as of March 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $970,465,219)	$914,750,417
Investment in DWS Central Cash Management Government Fund (cost $169,365,477)*	169,365,477
Cash	10,000
Receivable for investments sold — TBA sale commitments	29,450,561
Receivable for Fund shares sold	32,010
Interest receivable	2,519,092
Other assets	61,845
Total assets	1,116,189,402
Liabilities
Payable for investments purchased	20,002,145
Payable for investments purchased — TBA purchase commitments	318,815,742
Payable for Fund shares redeemed	624,950
Payable for variation margin on futures contracts	62,515
Payable upon return of collateral for forward commitments	396,435
Accrued management fee	223,820
Accrued Trustees' fees	8,694
Other accrued expenses and payables	558,692
Total liabilities	340,692,993
Net assets, at value	$775,496,409
Net Assets Consist of
Distributable earnings (loss)	(431,260,488)
Paid-in capital	1,206,756,897
Net assets, at value	$775,496,409
*
Includes collateral held for forward commitments
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	15

Statement of Assets and Liabilities as of March 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($333,964,423 ÷ 28,754,630 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.61
Maximum offering price per share (100 ÷ 97.25 of $11.61)	$11.94
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,137,190 ÷ 355,894 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.62
Class R6
Net Asset Value, offering and redemption price per share ($521,484 ÷ 44,855 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.63
Class S
Net Asset Value, offering and redemption price per share ($419,026,086 ÷ 36,014,375 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.63
Institutional Class
Net Asset Value, offering and redemption price per share ($17,847,226 ÷ 1,535,779 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.62
The accompanying notes are an integral part of the financial statements.

16	|	DWS GNMA Fund

Statement of Operations
for the six months ended March 31, 2024 (Unaudited)

Investment Income
Income:
Interest	$12,299,371
Income distributions — DWS Central Cash Management Government Fund	4,676,185
Total income	16,975,556
Expenses:
Management fee	1,242,352
Administration fee	382,565
Services to shareholders	635,069
Distribution and service fees	427,489
Custodian fee	15,355
Professional fees	31,410
Reports to shareholders	52,419
Registration fees	38,272
Trustees' fees and expenses	16,755
Other	68,508
Total expenses before expense reductions	2,910,194
Expense reductions	(27,111)
Total expenses after expense reductions	2,883,083
Net investment income	14,092,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(745)
Futures	(465,302)
(466,047)
Change in net unrealized appreciation (depreciation) on:
Investments	34,086,013
Futures	(2,158,939)
31,927,074
Net gain (loss)	31,461,027
Net increase (decrease) in net assets resulting from operations	$45,553,500
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	17

Statements of Changes in Net Assets
	Six Months Ended March 31, 2024	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$14,092,473	$27,158,707
Net realized gain (loss)	(466,047)	(35,971,433)
Change in net unrealized appreciation (depreciation)	31,927,074	6,815,134
Net increase (decrease) in net assets resulting from operations	45,553,500	(1,997,592)
Distributions to shareholders:
Class A	(6,338,383)	(12,739,962)
Class C	(56,987)	(110,158)
Class R	(4,569)*	(9,762)
Class R6	(11,081)	(27,401)
Class S	(8,418,993)	(16,948,613)
Institutional Class	(361,440)	(745,031)
Total distributions	(15,191,453)	(30,580,927)
Fund share transactions:
Proceeds from shares sold	9,284,504	24,706,763
Reinvestment of distributions	12,917,154	25,913,268
Payments for shares redeemed	(70,175,965)	(159,754,056)
Net increase (decrease) in net assets from Fund share transactions	(47,974,307)	(109,134,025)
Increase (decrease) in net assets	(17,612,260)	(141,712,544)
Net assets at beginning of period	793,108,669	934,821,213
Net assets at end of period	$775,496,409	$793,108,669

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

18	|	DWS GNMA Fund

Financial Highlights
DWS GNMA Fund — Class A
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.18	$11.65	$13.68	$13.88	$13.81	$13.22
Income (loss) from investment operations:
Net investment income[a]	.20	.35	.06	.06	.21	.32
Net realized and unrealized gain (loss)	.44	(.42)	(1.95)	(.07)	.17	.64
Total from investment operations	.64	(.07)	(1.89)	(.01)	.38	.96
Less distributions from:
Net investment income	(.21)	(.40)	(.14)	(.19)	(.31)	(.37)
Net asset value, end of period	$11.61	$11.18	$11.65	$13.68	$13.88	$13.81
Total Return (%)[b]	5.82 c*	(.75)	(13.87)	(.10)	2.75	7.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	334	341	406	546	587	623
Ratio of expenses before expense reductions (%)	.87 **	.83	.81	.78	.79	.79
Ratio of expenses after expense reductions (%)	.87 **	.83	.81	.78	.79	.79
Ratio of net investment income (%)	3.43 **	2.95	.49	.44	1.54	2.37
Portfolio turnover rate (%)	235 *	523	532	539	369	317

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	19

DWS GNMA Fund — Class C
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.19	$11.66	$13.68	$13.89	$13.81	$13.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.15	.26	(.03)	(.04)	.10	.21
Net realized and unrealized gain (loss)	.45	(.42)	(1.95)	(.09)	.18	.65
Total from investment operations	.60	(.16)	(1.98)	(.13)	.28	.86
Less distributions from:
Net investment income	(.17)	(.31)	(.04)	(.08)	(.20)	(.27)
Net asset value, end of period	$11.62	$11.19	$11.66	$13.68	$13.89	$13.81
Total Return (%)[b]	5.40 c*	(1.50)	(14.49)	(.97)	1.94	6.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	5	6	18	21
Ratio of expenses before expense reductions (%)	1.62 **	1.60	1.55	1.60	1.58	1.57
Ratio of expenses after expense reductions (%)	1.62 **	1.60	1.55	1.60	1.58	1.57
Ratio of net investment income (loss) (%)	2.68 **	2.18	(.26)	(.31)	.75	1.59
Portfolio turnover rate (%)	235 *	523	532	539	369	317

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS GNMA Fund

DWS GNMA Fund — Class R6
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.19	$11.66	$13.70	$13.90	$13.82	$13.23
Income (loss) from investment operations:
Net investment income[a]	.22	.39	.11	.10	.25	.36
Net realized and unrealized gain (loss)	.45	(.42)	(1.96)	(.07)	.18	.64
Total from investment operations	.67	(.03)	(1.85)	.03	.43	1.00
Less distributions from:
Net investment income	(.23)	(.44)	(.19)	(.23)	(.35)	(.41)
Net asset value, end of period	$11.63	$11.19	$11.66	$13.70	$13.90	$13.82
Total Return (%)	6.09 *	(.41)	(13.65)	.21	3.15	7.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	521	748	729	929	824	658
Ratio of expenses (%)	.50 **	.49	.48	.46	.47	.48
Ratio of net investment income (%)	3.81 **	3.30	.82	.75	1.81	2.67
Portfolio turnover rate (%)	235 *	523	532	539	369	317

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	21

DWS GNMA Fund — Class S
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.20	$11.67	$13.70	$13.91	$13.83	$13.24
Income (loss) from investment operations:
Net investment income[a]	.21	.38	.09	.09	.25	.35
Net realized and unrealized gain (loss)	.45	(.43)	(1.95)	(.08)	.17	.65
Total from investment operations	.66	(.05)	(1.86)	.01	.42	1.00
Less distributions from:
Net investment income	(.23)	(.42)	(.17)	(.22)	(.34)	(.41)
Net asset value, end of period	$11.63	$11.20	$11.67	$13.70	$13.91	$13.83
Total Return (%)	5.93 b*	(.52)	(13.67)	.05	3.07	7.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	419	428	504	681	789	845
Ratio of expenses before expense reductions (%)	.63 **	.61	.58	.57	.55	.56
Ratio of expenses after expense reductions (%)	.62 **	.61	.58	.57	.55	.56
Ratio of net investment income (%)	3.68 **	3.18	.72	.66	1.79	2.60
Portfolio turnover rate (%)	235 *	523	532	539	369	317

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS GNMA Fund

DWS GNMA Fund — Institutional Class
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.19	$11.66	$13.69	$13.89	$13.81	$13.22
Income (loss) from investment operations:
Net investment income[a]	.21	.38	.09	.09	.23	.35
Net realized and unrealized gain (loss)	.45	(.42)	(1.95)	(.07)	.19	.64
Total from investment operations	.66	(.04)	(1.86)	.02	.42	.99
Less distributions from:
Net investment income	(.23)	(.43)	(.17)	(.22)	(.34)	(.40)
Net asset value, end of period	$11.62	$11.19	$11.66	$13.69	$13.89	$13.81
Total Return (%)	5.96 b*	(.49 )[b]	(13.74)	.15	3.01	7.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	19	19	46	56	14
Ratio of expenses before expense reductions (%)	.61 **	.57	.55	.56	.52	.54
Ratio of expenses after expense reductions (%)	.57 **	.56	.55	.56	.52	.54
Ratio of net investment income (%)	3.74 **	3.23	.67	.66	1.68	2.63
Portfolio turnover rate (%)	235 *	523	532	539	369	317

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS GNMA Fund	|	23

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS GNMA Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

24	|	DWS GNMA Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

DWS GNMA Fund	|	25

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received,

26	|	DWS GNMA Fund

including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
During the six months ended March 31, 2024, the Fund had no securities on loan.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward-commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $374,894,000, including short-term losses ($213,080,000) and long-term losses ($161,814,000), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforward from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
At March 31, 2024, the aggregate cost of investments for federal income tax purposes was $1,142,493,929. The net unrealized depreciation for all investments based on tax cost was $58,378,035. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,834,324 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $62,212,359.

DWS GNMA Fund	|	27

The Fund has reviewed the tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and investments in derivatives. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which

28	|	DWS GNMA Fund

the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,107,000 to $33,405,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $54,863,000 to $63,904,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$31,144
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

DWS GNMA Fund	|	29

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(405,922)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(465,302)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$(2,158,939)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended March 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $2,220,821,218 and $2,325,975,176, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

30	|	DWS GNMA Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.0 billion of the Fund’s average daily net assets	.315%
Next $1.5 billion of such net assets	.310%
Next $2.5 billion of such net assets	.300%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.260%
Next $2.5 billion of such net assets	.240%
Over $12.5 billion of such net assets	.220%
Accordingly, for the six months ended March 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares and through January 31, 2025 for Institutional Class shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.86%
Class C	1.61%
Class R	1.11%
Class R6	.56%
Class S	.61%
Institutional Class	.56%

DWS GNMA Fund	|	31

For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$6,499
Class C	4
Class R	189
Class S	16,876
Institutional Class	3,543
$27,111
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2024, the Administration Fee was $382,565, of which $63,994 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Class A	$136,536	$47,754
Class C	578	170
Class R	29	9
Class R6	30	16
Class S	209,960	74,581
Institutional Class	210	59
	$347,343	$122,589
In addition, for the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided

32	|	DWS GNMA Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$99,659
Class C	2,089
Class R	320
Class S	74,508
Institutional Class	10,174
$186,750
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Class C	$14,434	$2,608
Class R	320	40
	$14,754	$2,648
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annualized Rate
Class A	$407,842	$145,719.24%
Class C	4,573	1,881.24%
Class R	320	91.25%
	$412,735	$147,691
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in

DWS GNMA Fund	|	33

connection with the distribution of Class A shares for the six months ended March 31, 2024 aggregated $5,796.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2024, the CDSC for Class C shares aggregated $22. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $689, of which $198 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective

34	|	DWS GNMA Fund

Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	142,060	$1,629,674	520,319	$6,196,579
Class C	51,814	601,725	16,677	196,809
Class R	639 *	7,437 *	2,417	28,585
Class R6	8,298	95,016	7,662	91,039
Class S	197,289	2,253,866	322,193	3,837,219
Institutional Class	413,728	4,696,786	1,200,001	14,356,532
		$9,284,504		$24,706,763
Shares issued to shareholders in reinvestment of distributions
Class A	498,168	$5,679,561	968,904	$11,399,538
Class C	4,989	56,987	9,346	110,158
Class R	399 *	4,552 *	828	9,762
Class R6	971	11,081	2,328	27,401
Class S	595,672	6,803,533	1,156,120	13,622,466
Institutional Class	31,701	361,440	63,196	743,943
		$12,917,154		$25,913,268
Shares redeemed
Class A	(2,404,229)	$(27,578,503)	(5,802,557)	$(68,307,031)
Class C	(22,753)	(261,341)	(107,056)	(1,267,222)
Class R	(25,830)*	(299,673)*	(8,071)	(95,846)
Class R6	(31,211)	(352,778)	(5,717)	(66,802)
Class S	(2,985,255)	(34,331,545)	(6,494,389)	(76,532,337)
Institutional Class	(644,624)	(7,352,125)	(1,138,225)	(13,484,818)
		$(70,175,965)		$(159,754,056)

DWS GNMA Fund	|	35

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,764,001)	$(20,269,268)	(4,313,334)	$(50,710,914)
Class C	34,050	397,371	(81,033)	(960,255)
Class R	(24,792)*	(287,684)*	(4,826)	(57,499)
Class R6	(21,942)	(246,681)	4,273	51,638
Class S	(2,192,294)	(25,274,146)	(5,016,076)	(59,072,652)
Institutional Class	(199,195)	(2,293,899)	124,972	1,615,657
		$(47,974,307)		$(109,134,025)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

36	|	DWS GNMA Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS GNMA Fund	|	37

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, Class C, Class S and Institutional Class shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

38	|	DWS GNMA Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,058.20	$1,054.00	$1,060.90	$1,059.30	$1,059.60
Expenses Paid per $1,000*	$4.48	$8.32	$2.58	$3.19	$2.93
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,020.65	$1,016.90	$1,022.50	$1,021.90	$1,022.15
Expenses Paid per $1,000*	$4.39	$8.17	$2.53	$3.13	$2.88

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS GNMA Fund	.87%	1.62%	.50%	.62%	.57%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS GNMA Fund	|	39

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in less liquid investments (investments that the Fund anticipates can be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing their market value, but where the sale or disposition is reasonably expected to settle in more than seven calendar days). As a result, your Fund is required to adopt, and has adopted, a “Highly Liquid Investment Minimum”  (“HLIM” ) as defined in the Liquidity Rule. DIMA currently has set your Fund’s HLIM at 21%, which means that the Fund will invest at least 21% of assets in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). DIMA periodically reviews the adequacy of the HLIM and may adjust it depending on market conditions and other considerations. The Fund’s HLIM was approved by the Program administrator during the Reporting Period, but no further adjustment to the Fund’s HLIM was made during the Reporting Period. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the

40	|	DWS GNMA Fund

investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS GNMA Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS GNMA Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

42	|	DWS GNMA Fund

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

DWS GNMA Fund	|	43

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be equal to the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its

44	|	DWS GNMA Fund

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS GNMA Fund	|	45

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

46	|	DWS GNMA Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	GGGGX	GCGGX	SGINX	GIGGX
CUSIP Number	25155T 718	25155T 692	25155T 684	25155T 676
Fund Number	1093	1393	2393	1493

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	GRRGX
CUSIP Number	25155T 429
Fund Number	1693

DWS GNMA Fund	|	47

222 South Riverside Plaza
Chicago, IL 60606-5808
GNMA-3
(R-027140-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024